Consolidated Balance Sheets - BRL (R$) R$ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Current assets
Cash and cash equivalents	R$ 4,387,453	R$ 1,076,833
Financial Investments	21,098,565	1,631,505
Trade accounts receivable	2,537,058	2,297,763
Inventories	1,853,104	1,198,265
Recoverable taxes	296,832	300,988
Derivative financial instruments	352,454	77,090
Advances to suppliers	98,533	86,499
Other assets	169,175	119,610
Assets held for sale	5,718	11,535
Total current assets	30,798,892	6,800,088
Non-current assets
Recoverable taxes	231,498	283,757
Deferred taxes	8,998	2,606
Derivative financial instruments	141,480	56,820
Advances to suppliers	218,493	221,555
Judicial deposits	129,005	113,613
Receivables from land expropriation	63,652	60,975
Other assets	30,283	31,466
Non-current assets other than biological, PPE, intangible assets and investments	823,409	770,792
Biological assets	4,935,905	4,548,897
Property, plant and equipment	17,020,259	16,211,228
Intangible assets	339,841	188,426
Investments	14,338	6,764
Biological assets, PPE, Intangible assets and investments	22,310,343	20,955,315
Total non-current assets	23,133,752	21,726,107
Total assets	53,932,644	28,526,195
Current liabilities
Trade accounts payable	632,565	621,179
Loans and financing	3,425,399	2,115,067
Debentures	1,297
Derivative financial instruments	596,530	23,819
Taxes payable	243,835	125,847
Payroll and charges	234,192	196,467
Liabilities for assets acquisitions	476,954	83,155
Dividends payable	5,434	180,550
Advance from customers	75,159	92,545
Other liabilities	367,313	280,437
Total current liabilities	6,058,678	3,719,066
Noncurrent liabilities
Loans and financing	27,648,657	10,076,789
Debentures	4,662,156
Derivative financial instruments	1,040,170	104,077
Liabilities for assets acquisitions	515,558	502,831
Provision for contingencies	351,270	317,069
Employee benefits	430,427	351,263
Deferred taxes	1,038,133	1,787,413
Share-based compensation plans	124,318	38,320
Other liabilities	37,342	12,756
Total non-current liabilities	35,848,031	13,190,518
Total liabilities	41,906,709	16,909,584
Equity
Share Capital	6,241,753	6,241,753
Stock option reserve	674,221	394,801
Treasury shares	(218,265)	(241,088)
Retained earnings	2,992,590	2,922,817
Other reserves	2,321,708	2,298,328
Non-controlling interest in subsidiaries' equity	13,928
Total equity	12,025,935	11,616,611
Total equity and liabilities	R$ 53,932,644	R$ 28,526,195